Fair Value Measurement - Schedule of Assumptions Used to Value the Private Warrant Liabilities (Details)	Jun. 30, 2025	Mar. 31, 2025
Exercise Price [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input	11.5	11.5
Share price [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input	5.5	5.1
Volatility [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input	42.5	35.9
Expected life (in years) [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input	4.5	4.7
Risk-free rate [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input	3.76	3.95
Dividend yield [Member]
Schedule of Assumptions Used to Value the Private Warrant Liabilities [Line Items]
Assumption input	0	0